As filed with the Securities and Exchange Commission on December 20, 2002

Securities Act File No. 2-77068 Investment Company Act File No. 811-3450

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 27 and/or	|X|
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 29 (Check appropriate box or boxes)	|X|

Merrill Lynch Focus Value Fund, Inc. (Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536 (Address of Principal Executive Offices)

(609) 282-2800 (Registrant’s telephone number, including Area Code)

Terry K. Glenn
Merrill Lynch Focus Value Fund, Inc.
800 Scudders Mill Road, Plainsboro, New Jersey 08536
Mailing Address:
P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund: SIDLEY AUSTIN BROWN & WOOD LLP 787 Seventh Avenue New York, New York 10019-6018 Attention: Thomas R. Smith, Jr., Esq.	Philip L. Kirstein, Esq. MERRILL LYNCH INVESTMENT MANAGERS, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011

It is proposed that this filing will become effective (check appropriate box):
	| |	immediately upon filing pursuant to paragraph (b)
	|X|	on December 31, 2002 pursuant to paragraph (b)
	| |	60 days after filing pursuant to paragraph (a)(1)
	| |	on (date) pursuant to paragraph (a)(1)
	| |	75 days after filing pursuant to paragraph (a)(2)
	| |	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
| |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value $.10 per share.


This Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 2-77068) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated January 1, 2003, to the Registrant’s current Prospectus and Statement of Additional Information, and (3) Part C to the Registration Statement (including signature page). Parts A and B to the Registration Statement, each dated November 22, 2002, were previously filed in connection with Post-Effective Amendment No. 26 to the Registration Statement.

This Post-Effective Amendment No. 27 to the Registration Statement is being filed to: (1) describe the features of the Registrant’s Class R shares, (2) provide certain additional information with respect to the Registrant’s Class C shares, (3) provide updated performance information for the Registrant, (4) file certain exhibits to the Registration Statement, and (5) incorporate certain exhibits by reference into the Registration Statement.

Merrill Lynch Focus Value Fund, Inc.

AMENDMENT DATED JANUARY 1, 2003 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED NOVEMBER 22, 2002

Effective January 1, 2003, Merrill Lynch Focus Value Fund, Inc. began offering Class R shares to certain qualified investors. This amendment to the Fund’s Prospectus and Statement of Additional Information, which should be read in conjunction with such documents, describes the features of the Fund’s Class R shares, provides certain additional information with respect to the Fund’s Class C shares, and provides updated performance information for the Fund.

PERFORMANCE INFORMATION

The year-to-date return as of September 30, 2002 for the Fund’s Class B shares was -34.50%. The Fund’s Class B shares are not subject to an initial sales charge but are subject to a contingent deferred sales charge. The Fund’s Class B shares are also subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. The Fund’s Class R shares are not subject to an initial sales charge or a contingent deferred sales charge but are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. See “Merrill Lynch Select PricingSM System” in this Amendment for more information about the Fund’s Class R shares.

The contingent deferred sales charge for the Fund’s Class B shares is not reflected in the Fund’s year-to-date returns. If these amounts were reflected, returns for the Fund would be less than those shown above. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

MERRILL LYNCH FOCUS VALUE FUND, INC.

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid directly by the shareholder:

Shareholder Fees — these include sales charges that you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees — fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

FEES AND EXPENSES

The Fund offers five different classes of shares. This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):	Class R

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee(b)	1.00%

Distribution and/or Service (12b-1) Fees(c)	0.50%

Other Expenses (including transfer agency fees)(d)	0.28%

Total Annual Fund Operating Expenses	1.78%

Less Contractual Fee Waiver (b)	-0.15%

Total Annual Fund Operating Expenses Less Contractual Fee Waiver (b)	1.63%

(a)	In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or sells Class R shares. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s Prospectus.
(b)	The Investment Adviser has contractually agreed to waive 0.15% of its fee, resulting in an annual fee equal to 0.85% of the average daily net assets to the Fund. This arrangement has a one-year term and is renewable.
(c)	The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the Fund’s Prospectus and in all other Fund materials. If you hold Class R shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you were a shareholder of one of the other share classes.
(d)	Based on estimated amounts for the Fund’s most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Adviser or its affiliates for such services.

2	MERRILL LYNCH FOCUS VALUE FUND, INC.

Examples:

These examples are intended to help you compare the cost of investing in Class R shares of the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years*	5 Years*	10 Years*

Class R	$166	$546	$950	$2,082

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years*	5 Years*	10 Years*

Class R	$166	$546	$950	$2,082

*	These expenses do not reflect the continuation of the contractual waiver of 0.15% of the 1.00% management fee by the Investment Adviser beyond the current year. As stated above, this arrangement has a one-year term and is renewable.

MERRILL LYNCH FOCUS VALUE FUND, INC.	3

MERRILL LYNCH SELECT PRICINGSM SYSTEM

With the addition of the Class R shares, the Fund offers five classes of shares. Investors in the Fund may choose from among Class A shares, Class B shares, Class C shares, Class D shares and Class R shares, subject to eligibility requirements.

Class R shares are available only to certain retirement plans. Your financial adviser can help you determine whether you are eligible to buy Class R shares.

Class R shares are not subject to an initial sales charge or a contingent deferred sales charge. However, Class R shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%.

To better understand the pricing of the Fund’s Class R shares, we have summarized the information below.

Class R

Availability	Available only to certain retirement plans.

Initial Sales Charge?	No. Entire purchase price is invested in the Fund’s Class R shares.

Deferred Sales Charge?	No.

Account Maintenance and Distribution Fees?	0.25% Account Maintenance Fee. 0.25% Distribution Fee.

Please see “Your Account —How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s current Prospectus and/or contact your financial adviser, selected securities dealer or other financial intermediary for more information about the purchase, sale, transfer or exchange of the Fund’s Class R shares.

CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVER

The contingent deferred sales charge on Class C shares of the Fund may be reduced or waived for certain retirement plans in connection with redemptions of Class C shares.

Code: FV-PR/SAI-1202SUP	MERRILL LYNCH FOCUS VALUE FUND, INC.

Part C. Other Information

Item 23. Exhibits.

Exhibit Number			Description
1	(a)	—	Articles of Incorporation of the Registrant, dated April 13, 1982.(a)
	(b)	—	Articles of Amendment to Articles of Incorporation of the Registrant, dated October 3, 1988.(a)
	(c)	—	Articles of Amendment to Articles of Incorporation of the Registrant, dated October 17, 1994.(a)
	(d)	—	Articles Supplementary to Articles of Incorporation of the Registrant, dated October 18, 1995.(f)
	(e)	—	Form of Articles of Amendment and Restatement to Articles of Incorporation of the Registrant.(1)
	(f)	—	Articles Supplementary Increasing the Authorized Capital Stock of the Corporation and Creating an Additional Class of Common Stock, dated December 9, 2002.
2		—	By-Laws of the Registrant.(a)
3		—	Portions of the Articles of Incorporation, and By-laws of the Registrant defining the rights of shareholders of the Registrant.(b)
4	(a)	—	Investment Advisory Agreement between the Registrant and Fund Asset Management, L.P.(a)
	(b)	—	Supplement to Investment Advisory Agreement between the Registrant and Fund Asset Management, LP(d)
	(c)	—	Form of Sub-Advisory Agreement between Fund Asset Management, LP and Merrill Lynch Asset Management U.K. Limited.(h)
	(d)	—	Fee Waiver Agreement between Fund Asset Management, LP and the Registrant, dated October 10, 2001.(m)
5	(a)	—	Form of Distribution Agreement between the Registrant and FAM Distributors, Inc.(g)
	(b)	—	Letter Agreement between the Registrant and the Distributor with respect to the Merrill Lynch Mutual Fund Advisor Program.(c)
6		—	None.
7		—	Form of Custody Agreement between the Registrant and JP Morgan Chase.(e)
8	(a)(1)	—	Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.(a)
	(a)(2)	—	Amended and Restated Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement, dated October 1, 2000.(m)
	(a)(3)	—	Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agreement dated July 11, 2001.(m)
	(a)(4)	—	Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agreement dated December 1, 2001.(m)
	(a)(5)	—	Form of Amendment to the Transfer Agency, Dividend, Disbursing Agency and Shareholder Servicing Agency Agreement.(r)
	(b)	—	License Agreement Relating to Use of Name between the Registrant and Merrill Lynch & Co., Inc.(a)
	(c)(1)	—	Amended and Restated Credit Agreement between the Registrant and a syndicate of banks.(j)
	(c)(2)	—	Form of Second Amended and Restated Credit Agreement between the Registrant and a syndicate of banks and certain other parties.(p)
	(c)(3)	—	Form of Third Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties.(u)
	(d)	—	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(o)
	(e)	—	Form of Securities Lending Agency Agreement.(q)
9	(a)	—	Opinion of Brown & Wood LLP, counsel to the Registrant.(a)
	(b)	—	Consent of Brown & Wood LLP, counsel to the Registrant.(i)
10		—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
11		—	None.
12		—	None.
13	(a)	—	Form of Amended and Restated Class B Distribution Plan of the Registrant.(k)
	(b)	—	Form of Amended and Restated Class C Distribution Plan of the Registrant.(k)
	(c)	—	Form of Amended and Restated Class D Distribution Plan of the Registrant.(k)
	(d)	—	Form of Class R Distribution Plan.(s)
14		—	Revised Merrill Lynch Select PricingSM System Plan pursuant to Rule 18f-3.(t)
15		—	Code of Ethics.(n)

(a)	Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 2-77068) (the “Registration Statement”) and refiled on November 28, 1995, as an exhibit to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement pursuant to Electronic Data Gathering, Analysis and Retrieval (“EDGAR”) requirements.

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(b)	Reference is made to Article III, Article V, Article VI (sections 2, 3, 4 and 5), Article VII, Article VIII and Article X of the Registrant’s Articles of Incorporation, previously filed as Exhibit (1), to the Registration Statement, and to Article II, Article III (sections 1, 3, 5, 6 and 17), Article VI, Article VII, Article XII, Article XIII, Article XIV and Article XV of the Registrant’s By-laws previously filed as Exhibit (2) to the Registration Statement.
(c)	Filed on November 24, 1993 as an Exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement.
(d)	Filed on October 11, 1994 as an exhibit to Post-Effective Amendment No. 14 to Registrant’s Registration Statement.
(e)	Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Mercury Global Holdings, Inc. (File No. 2-9834), filed on March 28, 2002.
(f)	Filed on November 28, 1995 as an exhibit to Post-Effective Amendment No. 16 to Registrant’s Registration Statement.
(g)	Incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of Merrill Lynch Adjustable Rate Securities Fund, Inc. (File No. 33-40332), filed on July 5, 2000.
(h)	Filed on November 27, 1996 as an exhibit to Post-Effective Amendment No. 17 to Registrant’s Registration Statement.
(i)	Filed on September 29, 1999 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement.
(j)	Incorporated by reference to Exhibit (b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 14, 2000.
(k)	Incorporated by reference to Exhibit 13 of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Merrill Lynch Adjustable Rate Securities Fund, Inc. (File No. 33-40332), filed on September 28, 2000.
(l)	Filed on August 4, 2000 as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement.
(m)	Filed on November 22, 2002 as an Exhibit to Post-Effective Amendment No. 27 to Registrant’s Registration Statement.
(n)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Series Trust (File No. 33-50417), filed on November 22, 2000.
(o)	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.
(p)	Incorporated by reference to Exhibit (b)(2) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on December 14, 2001.
(q)	Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929), filed on July 24, 2002.
(r)

Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.

(s)	Incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(t)	Incorporated by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(t)	Incorporated by reference to Exhibit (b)(3) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 13, 2002.

Item 24. Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any other person.

Item 25. Indemnification

Reference is made to Article VI of Registrant’s Articles of Incorporation, Article VI of Registrant’s By-laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

Article VI of the By-laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not

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liable on the merits or guilty of willful misfeaseance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of nonparty independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-laws on behalf of an employee or agent who is not an officer or director of the Registrant.

In Section 9 of the Class A and Class D Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the “1933 Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the “Investment Company Act”) may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only on receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient or the advance ultimately will be found entitled to indemnification.

Item 26. Business and Other Connections of Investment Adviser

Fund Asset Management, LP (“FAM” or the “Investment Adviser”), acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

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Merrill Lynch Investment Managers, LP (“MLIM”), an affiliate of the Investment Adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Investment Adviser, MLIM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, LP (“Princeton Administrators”) is also PO Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (“FAMD”) is PO Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner &Smith Incorporated (“Merrill Lynch”) and ML & Co. is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been

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engaged since August 1, 2000, for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Mr. Doll is an officer of one or more of such companies.

Name	Position(s) with the Investment Adviser	Other Substantial Business, Profession, Vocation or Employment

ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of MLIM

Princeton Services	General Partner	General Partner of MLIM

Robert C. Doll, Jr.	President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Terry K. Glenn	Chairman (Americas Region) and Executive Vice President

President, Merrill Lynch Mutual Funds; Executive Vice President of MLIM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators

Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Philip L. Kirstein	General Counsel (Americas Region)	Senior Vice President, Secretary, General Counsel and Director of Princeton Services

Debra W. Landsman-Yaros	First Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M. M. Miller	First Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services

Mary E. Taylor	Head (Americas Region)	Head (Americas Region) of MLIM; Senior Vice President of ML & Co.

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Merrill Lynch Asset Management UK, Limited (“MLAM UK”) acts as sub-adviser for a number of registered investment companies advised by FAM or MLIM.

Set forth below is a list of each executive officer and director of MLAM UK indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since August 1, 2000, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn and Burke are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26.

Name	Position(s) with MLAM UK	Other Substantial Business, Profession, Vocation or Employment
Terry K. Glenn	Director and Chairman

Chairman (Americas Region) and Executive Vice President of MLIM and FAM; President of Merrill Lynch Mutual Funds; Executive Vice President and Director of Princeton Services; President and Director of FAMD; President of Princeton Administrators; Director of FDS

Nicholas C.D. Hall	Director	Director of Mercury Asset Management Ltd. and the Institutional Liquidity Fund plc; First Vice President and General Counsel of Mercury Asset Management

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Name	Position(s) with MLAM UK	Other Substantial Business, Profession, Vocation or Employment
James T. Stratford	Alternative Director	Director of Mercury Asset Management Group Ltd.; Head of Compliance, Merrill Lynch Mercury Asset Management

Donald C. Burke	Treasurer	First Vice President and Treasurer of MLIM and FAM; Director of Taxation of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Carol Ann Langham	Company Secretary	None

Debra Anne Searle	Assistant Company Secretary	None

Item 27. Principal Underwriters

(a) FAMD acts as the principal underwriter for the Registrant and for each of the following open-end registered investment companies: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Global Holdings, Inc., Mercury Funds II, Mercury Large Cap Series Funds, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is PO Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

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Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant

Terry K. Glenn	President and Director	President and Director
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Michael J. Brady	Vice President	None
William M. Breen	Vice President	None
Donald C. Burke	Vice President	Vice President and Treasurer
Debra W. Landsman-Yaros	Vice President	None
William Wasel	Vice President	None
Robert Harris	Secretary	None

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29. Management Services

Other than as set forth under the caption “Management of the Fund — Fund Asset Management” in the Prospectus constituting Part A of the Registration Statement and under “Management of the Fund — Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

Not applicable.

C-8

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of December, 2002.

MERRILL LYNCH FOCUS VALUE FUND, INC. (Registrant)

By: /s/ DONALD C. BURKE

(Donald C. Burke, Vice President and Treasurer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

	TERRY K. GLENN*	President and Director (Principal Executive Officer)
(Terry K. Glenn)

	DONALD C. BURKE*	Vice President and Treasurer (Principal Financial and Accounting Officer)
(Donald C. Burke)

	JAMES H. BODURTHA*	Director
(James H. Bodurtha)

	JOE GRILLS*	Director
(Joe Grills)

	ANDRÉ F. PEROLD*	Director
(André F. Perold)

	HERBERT I. LONDON*	Director
(Herbert I. London)

	ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

	ROBERT S. SALOMON, JR.*	Director
(Robert S. Salomon, Jr.)

	MELVIN R. SEIDEN*	Director
(Melvin R. Seiden)

	STEPHEN B. SWENSRUD*	Director
(Stephen B. Swensrud)

*By:	/s/ DONALD C. BURKE
	(Donald C. Burke, Attorney-in-Fact)		December 20, 2002

C-9

EXHIBIT INDEX

Exhibit Number			Description
1	(f)	—	Articles Supplementary Increasing the Authorized Capital Stock of the Corporation and Creating an Additional Class of Common Stock, dated December 9, 2002.
10		—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant